Putnam Ultra Short Duration Income Fund
The fund's portfolio
10/31/23 (Unaudited)

CORPORATE BONDS AND NOTES (66.9%)(a)
	Principal amount	Value
Banking (35.0%)
ABN AMRO Bank NV 144A sr. unsec. FRN 6.575%, 10/13/26 (Netherlands)	$24,000,000	$24,044,830
ABN AMRO Bank NV 144A sr. unsec. FRN 6.339%, 9/18/27 (Netherlands)	24,700,000	24,429,428
ANZ New Zealand Int'l, Ltd./London 144A company guaranty sr. unsec. FRN (US SOFR + 0.60%), 5.942%, 2/18/25 (United Kingdom)	28,032,000	28,010,696
Australia and New Zealand Banking Group, Ltd. 144A sr. unsec. notes 4.829%, 2/3/25 (Australia)	48,073,000	47,589,137
Banco Bilbao Vizcaya Argentaria SA sr. unsec. unsub. FRN 5.862%, 9/14/26 (Spain)	41,052,000	40,441,926
Banco Santander SA sr. unsec. unsub. FRN 6.527%, 11/7/27 (Spain)	24,000,000	24,038,920
Bank of America Corp. sr. unsec. FRN (US SOFR + 1.10%), 6.445%, 4/25/25	700,000	700,985
Bank of America Corp. sr. unsec. FRN 5.08%, 1/20/27	46,963,000	45,716,842
Bank of America Corp. sr. unsec. unsub. FRN Ser. MTN, 3.458%, 3/15/25	18,857,000	18,632,943
Bank of America Corp. sr. unsec. unsub. FRN Ser. MTN, 3.093%, 10/1/25	12,834,000	12,438,355
Bank of America NA sr. unsec. notes 5.65%, 8/18/25	38,626,000	38,511,964
Bank of America NA sr. unsec. unsub. notes 5.526%, 8/18/26	38,626,000	38,327,405
Bank of Montreal sr. unsec. FRN (US SOFR Compounded Index + 0.71%), 6.053%, 12/12/24 (Canada)	44,198,000	44,201,471
Bank of Montreal sr. unsec. FRN Ser. MTN, (US SOFR Compounded Index + 0.47%), 5.811%, 1/10/25 (Canada)	46,935,000	46,722,177
Bank of Montreal sr. unsec. unsub. FRN Ser. MTN, (US SOFR Compounded Index + 0.32%), 5.665%, 7/9/24 (Canada)	37,845,000	37,777,358
Bank of New York Mellon (The) sr. unsec. notes 5.148%, 5/22/26	23,857,000	23,527,177
Bank of New York Mellon Corp. (The) sr. unsec. unsub. FRN (US SOFR + 0.62%), 5.965%, 4/25/25	51,384,000	51,257,258
Bank of New York Mellon Corp. (The) sr. unsec. unsub. FRN (US SOFR + 0.20%), 5.545%, 10/25/24	34,893,000	34,736,196
Bank of Nova Scotia (The) sr. unsec. FRN (US SOFR Compounded Index + 0.45%), 5.789%, 4/15/24 (Canada)	74,000,000	73,972,335
Bank of Nova Scotia (The) sr. unsec. unsub. FRN (US SOFR + 0.38%), 5.726%, 7/31/24 (Canada)	46,700,000	46,712,394
Banque Federative du Credit Mutuel SA 144A sr. unsec. FRN (US SOFR Compounded Index + 0.41%), 5.751%, 2/4/25 (France)	70,375,000	69,918,427
Banque Federative du Credit Mutuel SA 144A sr. unsec. notes 5.896%, 7/13/26 (France)	23,865,000	23,627,542
Banque Federative du Credit Mutuel SA 144A sr. unsec. notes 0.65%, 2/27/24 (France)	35,500,000	34,898,756
Barclays PLC sr. unsec. unsub. FRN 6.496%, 9/13/27 (United Kingdom)	26,815,000	26,563,801
Barclays PLC sr. unsec. unsub. FRN 3.932%, 5/7/25 (United Kingdom)	34,925,000	34,449,257
Barclays PLC sr. unsec. unsub. FRN 1.007%, 12/10/24 (United Kingdom)	8,360,000	8,306,232
BNP Paribas SA 144A sr. unsec. FRN 4.705%, 1/10/25 (France)	21,650,000	21,568,275
BNP Paribas SA 144A sr. unsec. unsub. notes 3.80%, 1/10/24 (France)	9,150,000	9,106,528
BPCE SA 144A sr. unsec. FRN (US SOFR + 0.96%), 6.304%, 9/25/25 (France)	23,930,000	23,944,127
BPCE SA 144A sr. unsec. FRN (US SOFR + 0.57%), 5.914%, 1/14/25 (France)	24,822,000	24,718,955
BPCE SA 144A sr. unsec. notes 2.375%, 1/14/25 (France)	6,836,000	6,500,641
BPCE SA 144A sr. unsec. unsub. FRN 5.975%, 1/18/27 (France)	28,882,000	28,422,401
BPCE SA 144A unsec. sub. notes 5.15%, 7/21/24 (France)	9,015,000	8,883,832
BPCE SA 144A unsec. sub. notes 4.625%, 7/11/24 (France)	1,737,000	1,705,873
BPCE SA 144A unsec. sub. notes 4.50%, 3/15/25 (France)	8,645,000	8,339,583
Canadian Imperial Bank of Commerce sr. unsec. notes 5.926%, 10/2/26 (Canada)	29,010,000	28,953,049
Canadian Imperial Bank of Commerce sr. unsec. unsub. FRN (US SOFR Compounded Index + 0.42%), 5.764%, 10/18/24 (Canada)	46,114,000	46,034,223
Canadian Imperial Bank of Commerce sr. unsec. unsub. notes 5.144%, 4/28/25 (Canada)	33,415,000	32,970,060
Citigroup, Inc. sr. unsec. FRN 3.352%, 4/24/25	5,474,000	5,389,537
Citigroup, Inc. sr. unsec. unsub. FRN (US SOFR + 1.37%), 6.714%, 5/24/25	13,997,000	14,033,619
Citigroup, Inc. sr. unsec. unsub. FRN (US SOFR + 0.67%), 6.014%, 5/1/25	43,754,000	43,602,509
Citigroup, Inc. sr. unsec. unsub. FRN 4.14%, 5/24/25	33,275,000	32,864,226
Citizens Bank NA sr. unsec. FRN 4.119%, 5/23/25	19,435,000	18,749,590
Citizens Bank NA sr. unsec. unsub. FRN 5.284%, 1/26/26	41,686,000	39,266,060
Commonwealth Bank of Australia 144A sr. unsec. unsub. FRN (US SOFR + 0.74%), 6.084%, 3/14/25 (Australia)	65,581,000	65,771,841
Commonwealth Bank of Australia/New York, NY sr. unsec. notes 5.079%, 1/10/25	18,783,000	18,691,188
Cooperatieve Rabobank UA sr. unsec. FRN (US SOFR Compounded Index + 0.38%), 5.726%, 1/10/25 (Netherlands)	63,599,000	63,484,791
Cooperatieve Rabobank UA sr. unsec. FRN (US SOFR Compounded Index + 0.30%), 5.645%, 1/12/24 (Netherlands)	16,930,000	16,928,815
Credit Agricole SA/London 144A sr. unsec. notes 5.589%, 7/5/26 (France)	33,415,000	33,050,069
Credit Agricole SA/London 144A sr. unsec. unsub. notes 3.25%, 10/4/24 (United Kingdom)	40,832,000	39,793,541
Credit Suisse Group AG sr. unsec. FRN (US SOFR Compounded Index + 0.39%), 5.735%, 2/2/24	25,365,000	25,312,241
Danske Bank A/S 144A sr. unsec. FRN 6.466%, 1/9/26 (Denmark)	17,095,000	17,011,064
Danske Bank A/S 144A sr. unsec. notes 5.375%, 1/12/24 (Denmark)	45,956,000	45,822,821
DNB Bank ASA 144A sr. unsec. FRN 5.896%, 10/9/26 (Norway)	35,783,000	35,561,493
DNB Bank ASA 144A sr. unsec. unsub. FRN (US SOFR Compounded Index + 0.83%), 6.175%, 3/28/25 (Norway)	51,541,000	51,545,549
DNB Bank ASA 144A sr. unsec. unsub. FRN 2.968%, 3/28/25 (Norway)	5,390,000	5,313,275
Federation des Caisses Desjardins du Quebec 144A sr. unsec. FRN (US SOFR + 0.43%), 5.772%, 5/21/24 (Canada)	41,990,000	41,963,391
Fifth Third Bancorp sr. unsec. notes 3.65%, 1/25/24	6,337,000	6,291,735
Fifth Third Bank/Cincinnati, OH sr. unsec. FRN 5.852%, 10/27/25	31,535,000	30,720,694
HSBC USA, Inc. sr. unsec. unsub. notes 5.625%, 3/17/25	57,650,000	57,144,006
Huntington National Bank (The) sr. unsec. FRN (US SOFR Compounded Index + 1.19%), 6.532%, 5/16/25	28,010,000	27,290,395
Huntington National Bank (The) sr. unsec. FRN 5.699%, 11/18/25	45,010,000	43,700,964
ING Groep NV sr. unsec. FRN (US SOFR Compounded Index + 1.64%), 6.985%, 3/28/26 (Netherlands)	9,675,000	9,734,953
ING Groep NV sr. unsec. notes 3.55%, 4/9/24 (Netherlands)	16,442,000	16,256,981
ING Groep NV sr. unsec. unsub. FRN (US SOFR + 1.56%), 6.905%, 9/11/27 (Netherlands)	19,350,000	19,374,925
ING Groep NV sr. unsec. unsub. FRN 6.083%, 9/11/27 (Netherlands)	10,700,000	10,597,902
Intesa Sanpaolo SpA company guaranty sr. unsec. notes 5.25%, 1/12/24 (Italy)	56,505,000	56,347,856
JPMorgan Chase & Co. sr. unsec. unsub. FRN (US SOFR + 1.32%), 6.665%, 4/26/26	4,963,000	4,991,736
JPMorgan Chase & Co. sr. unsec. unsub. FRN 5.546%, 12/15/25	48,144,000	47,664,293
JPMorgan Chase & Co. sr. unsec. unsub. FRN 3.22%, 3/1/25	55,520,000	54,921,271
JPMorgan Chase & Co. sr. unsec. unsub. FRN 2.083%, 4/22/26	10,061,000	9,455,581
JPMorgan Chase & Co. sr. unsec. unsub. FRN 2.005%, 3/13/26	18,043,000	17,026,396
JPMorgan Chase & Co. unsec. sub. notes 3.875%, 9/10/24	3,232,000	3,169,890
KeyBank NA sr. unsec. FRN Ser. BKNT, (US SOFR Compounded Index + 0.32%), 5.664%, 6/14/24	22,540,000	22,040,188
KeyCorp sr. unsec. unsub. FRN Ser. MTN, 3.878%, 5/23/25	13,996,000	13,398,034
Lloyds Banking Group PLC sr. unsec. unsub. FRN (US SOFR Compounded Index + 1.56%), 6.901%, 8/7/27 (United Kingdom)	9,674,000	9,688,660
Lloyds Banking Group PLC sr. unsec. unsub. FRN 5.985%, 8/7/27 (United Kingdom)	22,697,000	22,367,132
Lloyds Banking Group PLC sr. unsec. unsub. FRN 3.87%, 7/9/25 (United Kingdom)	22,481,000	22,078,120
Lloyds Banking Group PLC sr. unsec. unsub. notes 4.45%, 5/8/25 (United Kingdom)	38,283,000	37,183,821
Macquarie Bank, Ltd. 144A sr. unsec. FRN (US SOFR + 1.31%), 6.654%, 3/21/25 (Australia)	19,285,000	19,439,138
Mitsubishi UFJ Financial Group, Inc. sr. unsec. FRN (US SOFR + 0.94%), 6.281%, 2/20/26 (Japan)	29,385,000	29,395,903
Mitsubishi UFJ Financial Group, Inc. sr. unsec. FRN 5.719%, 2/20/26 (Japan)	26,697,000	26,529,495
Mitsubishi UFJ Financial Group, Inc. sr. unsec. FRN 4.788%, 7/18/25 (Japan)	19,631,000	19,407,702
Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub. FRN 5.541%, 4/17/26 (Japan)	23,461,000	23,213,466
Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub. FRN 5.063%, 9/12/25 (Japan)	37,569,000	37,158,295
Mizuho Bank, Ltd. 144A company guaranty sr. unsec. unsub. notes 3.60%, 9/25/24 (Japan)	18,850,000	18,443,702
National Australia Bank, Ltd. 144A sr. unsec. FRN (US SOFR + 0.38%), 5.725%, 1/12/25 (Australia)	70,891,000	70,676,015
National Bank of Canada company guaranty sr. unsec. FRN (US SOFR + 0.49%), 5.83%, 8/6/24 (Canada)	36,500,000	36,452,057
National Bank of Canada company guaranty sr. unsec. FRN 3.75%, 6/9/25 (Canada)	35,260,000	34,659,089
NatWest Group PLC sr. unsec. unsub. FRN 5.847%, 3/2/27 (United Kingdom)	12,675,000	12,451,793
NatWest Group PLC sr. unsec. unsub. FRN 4.269%, 3/22/25 (United Kingdom)	49,193,000	48,698,113
PNC Bank NA sr. unsec. notes 2.50%, 8/27/24	36,033,000	34,990,643
PNC Financial Services Group, Inc. (The) sr. unsec. notes 2.20%, 11/1/24	1,066,000	1,024,903
PNC Financial Services Group, Inc. (The) sr. unsec. unsub. FRN 5.812%, 6/12/26	35,271,000	34,803,300
PNC Financial Services Group, Inc. (The) sr. unsec. unsub. FRN 4.758%, 1/26/27	29,398,000	28,293,159
Royal Bank of Canada sr. unsec. FRN Ser. GMTN, (US SOFR Compounded Index + 1.08%), 6.424%, 7/20/26 (Canada)	48,280,000	48,332,370
Royal Bank of Canada sr. unsec. unsub. FRN (US SOFR Compounded Index + 0.36%), 5.705%, 7/29/24 (Canada)	37,565,000	37,518,245
Royal Bank of Canada sr. unsec. unsub. FRN Ser. GMTN, (US SOFR Compounded Index + 0.34%), 5.684%, 10/7/24 (Canada)	45,925,000	45,793,577
Santander Holdings USA, Inc. sr. unsec. notes 3.50%, 6/7/24	27,620,000	27,070,081
Santander UK Group Holdings PLC sr. unsec. unsub. FRN 1.089%, 3/15/25 (United Kingdom)	19,298,000	18,846,188
Santander UK PLC sr. unsec. unsub. notes 4.00%, 3/13/24 (United Kingdom)	7,750,000	7,688,000
Societe Generale SA 144A sr. unsec. notes 3.875%, 3/28/24 (France)	46,745,000	46,289,985
Societe Generale SA 144A sr. unsec. notes 2.625%, 10/16/24 (France)	8,915,000	8,604,196
Societe Generale SA 144A unsec. sub. notes 5.00%, 1/17/24 (France)	25,181,000	25,063,931
State Street Corp. sr. unsec. unsub. FRN (US SOFR Compounded Index + 0.85%), 6.186%, 8/3/26	19,120,000	19,114,455
State Street Corp. sr. unsec. unsub. notes 5.104%, 5/18/26	52,004,000	51,264,755
Sumitomo Mitsui Financial Group, Inc. unsec. sub. notes Ser. REGS, 4.436%, 4/2/24 (Japan)	45,991,000	45,620,118
Sumitomo Mitsui Financial Group, Inc. 144A unsec. sub. bonds 4.436%, 4/2/24 (Japan)	22,646,000	22,463,378
Sumitomo Mitsui Trust Bank, Ltd. 144A sr. unsec. unsub. FRN (US SOFR + 0.44%), 5.784%, 9/16/24 (Japan)	51,242,000	51,158,947
Sumitomo Mitsui Trust Bank, Ltd. 144A sr. unsec. unsub. notes 5.65%, 9/14/26 (Japan)	9,670,000	9,597,193
Sumitomo Mitsui Trust Bank, Ltd. 144A sr. unsec. unsub. notes 2.55%, 3/10/25 (Japan)	13,939,000	13,302,008
Swedbank AB 144A sr. unsec. FRN (US SOFR Compounded Index + 0.91%), 6.255%, 4/4/25 (Sweden)	28,103,000	28,122,953
Toronto-Dominion Bank (The) sr. unsec. FRN (US SOFR + 0.36%), 5.698%, 3/4/24 (Canada)	3,476,000	3,475,135
Toronto-Dominion Bank (The) sr. unsec. FRN Ser. MTN, (US SOFR + 0.35%), 5.693%, 9/10/24 (Canada)	36,820,000	36,735,322
Toronto-Dominion Bank (The) sr. unsec. notes 5.103%, 1/9/26 (Canada)	32,870,000	32,375,141
Toronto-Dominion Bank (The) sr. unsec. unsub. FRN Ser. MTN, (US SOFR + 0.91%), 6.253%, 3/8/24 (Canada)	25,919,000	25,948,248
Truist Bank sr. unsec. unsub. FRN Ser. BKNT, (US SOFR + 0.20%), 5.544%, 1/17/24	55,450,000	55,360,696
UBS Group AG 144A sr. unsec. FRN 4.49%, 8/5/25 (Switzerland)	56,339,000	55,419,248
UBS Group AG 144A sr. unsec. FRN 2.593%, 9/11/25 (Switzerland)	23,885,000	23,034,708
UBS Group AG 144A sr. unsec. FRN 2.193%, 6/5/26 (Switzerland)	13,040,000	12,138,864
UniCredit SpA 144A sr. unsec. unsub. notes 7.83%, 12/4/23 (Italy)	5,000,000	5,000,901
Wells Fargo & Co. sr. unsec. unsub. FRN Ser. MTN, (US SOFR + 1.32%), 6.665%, 4/25/26	53,180,000	53,446,060
Wells Fargo & Co. sr. unsec. unsub. FRN Ser. MTN, 2.406%, 10/30/25	28,033,000	26,898,321
Wells Fargo & Co. sr. unsec. unsub. FRN Ser. MTN, 0.805%, 5/19/25	23,738,000	22,986,090
Westpac Banking Corp. sr. unsec. unsub. FRN (US SOFR + 0.30%), 5.642%, 11/18/24 (Australia)	47,149,000	47,056,889

		3,677,665,288
Basic materials (0.7%)
Celanese US Holdings, LLC company guaranty sr. unsec. notes 3.50%, 5/8/24 (Germany)	10,614,000	10,463,975
Georgia-Pacific, LLC 144A sr. unsec. notes 0.625%, 5/15/24	23,275,000	22,619,145
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 4.125%, 3/12/24	31,164,000	30,932,700
Westlake Corp. sr. unsec. notes 0.875%, 8/15/24	7,332,000	7,032,662

		71,048,482
Capital goods (1.9%)
Boeing Co. (The) sr. unsec. notes 2.80%, 3/1/24	24,525,000	24,259,327
Boeing Co. (The) sr. unsec. notes 1.95%, 2/1/24	24,867,000	24,612,772
Boeing Co. (The) sr. unsec. notes 1.433%, 2/4/24	35,948,000	35,492,158
Caterpillar Financial Services Corp. sr. unsec. unsub. FRN Ser. MTN, (US SOFR + 0.27%), 5.614%, 9/13/24	19,206,000	19,201,391
Daimler Trucks Finance North America, LLC 144A company guaranty sr. unsec. FRN (US SOFR + 1.00%), 6.345%, 4/5/24	23,666,000	23,693,766
Daimler Trucks Finance North America, LLC 144A company guaranty sr. unsec. FRN (US SOFR + 0.75%), 6.093%, 12/13/24	30,674,000	30,634,143
Daimler Trucks Finance North America, LLC 144A company guaranty sr. unsec. FRN (US SOFR + 0.60%), 5.944%, 12/14/23	28,067,000	28,070,462
Daimler Trucks Finance North America, LLC 144A company guaranty sr. unsec. notes 5.60%, 8/8/25	9,655,000	9,591,596
RTX Corp. sr. unsec. notes 5.00%, 2/27/26	4,802,000	4,718,966

		200,274,581
Communication services (0.7%)
American Tower Corp. sr. unsec. notes 0.60%, 1/15/24(R)	40,907,000	40,442,422
AT&T, Inc. sr. unsec. unsub.notes 0.90%, 3/25/24	28,050,000	27,486,720
Sprint Corp. company guaranty sr. unsec. sub. notes 7.125%, 6/15/24	6,124,000	6,155,024

		74,084,166
Conglomerates (0.4%)
Siemens Financieringsmaatschappij NV 144A company guaranty sr. unsec. FRN (US SOFR + 0.43%), 5.773%, 3/11/24 (Netherlands)	42,200,000	42,213,082

		42,213,082
Consumer cyclicals (2.9%)
BMW US Capital, LLC 144A company guaranty sr. unsec. FRN (US SOFR Compounded Index + 0.84%), 6.184%, 4/1/25	14,980,000	15,039,986
BMW US Capital, LLC 144A company guaranty sr. unsec. FRN (US SOFR Compounded Index + 0.53%), 5.875%, 4/1/24	24,200,000	24,213,968
BMW US Capital, LLC 144A company guaranty sr. unsec. FRN (US SOFR Compounded Index + 0.38%), 5.721%, 8/12/24	37,500,000	37,482,433
Hyatt Hotels Corp. sr. unsec. notes 5.75%, 1/30/27	10,214,000	10,094,388
Hyatt Hotels Corp. sr. unsec. unsub. notes 1.80%, 10/1/24	34,536,000	33,223,294
Mercedes-Benz Finance North America, LLC 144A company guaranty sr. unsec. notes 0.75%, 3/1/24	20,110,000	19,768,443
Netflix, Inc. sr. unsec. notes 5.75%, 3/1/24	8,863,000	8,845,274
Toyota Motor Credit Corp. sr. unsec. unsub. FRN (US SOFR + 0.29%), 5.634%, 9/13/24	47,610,000	47,544,346
Toyota Motor Credit Corp. sr. unsec. unsub. FRN Ser. MTN, (US SOFR Compounded Index + 0.33%), 5.676%, 1/11/24	55,600,000	55,592,010
Volkswagen Group of America Finance, LLC 144A company guaranty sr. unsec. FRN (US SOFR + 0.95%), 6.293%, 6/7/24	51,319,000	51,415,819

		303,219,961
Consumer finance (5.4%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. notes 4.875%, 1/16/24 (Ireland)	32,093,000	31,992,647
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. notes 2.875%, 8/14/24 (Ireland)	5,254,000	5,105,849
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. notes 1.75%, 10/29/24 (Ireland)	44,885,000	42,857,671
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. notes 1.65%, 10/29/24 (Ireland)	33,084,000	31,547,131
Air Lease Corp. sr. unsec. notes 0.80%, 8/18/24	24,240,000	23,179,025
Air Lease Corp. sr. unsec. notes Ser. MTN, 4.25%, 2/1/24	48,926,000	48,668,910
Air Lease Corp. sr. unsec. notes Ser. MTN, 0.70%, 2/15/24	21,829,000	21,472,708
American Express Co. sr. unsec. unsub. FRN (US SOFR Compounded Index + 1.35%), 6.695%, 10/30/26	29,025,000	29,065,634
American Express Co. sr. unsec. unsub. FRN (US SOFR Compounded Index + 0.97%), 6.315%, 7/28/27	15,063,000	14,904,990
American Express Co. sr. unsec. unsub. FRN (US SOFR + 0.93%), 6.273%, 3/4/25	21,663,000	21,706,008
American Express Co. sr. unsec. unsub. FRN (US SOFR + 0.76%), 6.101%, 2/13/26	1,375,000	1,364,714
American Express Co. sr. unsec. unsub. FRN (US SOFR Compounded Index + 0.72%), 6.061%, 5/3/24	42,046,000	42,079,683
American Express Co. sr. unsec. unsub. FRN (US SOFR Compounded Index + 0.23%), 5.571%, 11/3/23	37,415,000	37,414,880
American Express Co. sr. unsec. unsub. notes 4.90%, 2/13/26	6,644,000	6,507,685
American Honda Finance Corp. sr. unsec. unsub. FRN (US SOFR Compounded Index + 0.78%), 6.125%, 4/23/25	28,750,000	28,751,840
Capital One Financial Corp. sr. unsec. unsub. FRN (US SOFR + 1.35%), 6.691%, 5/9/25	28,010,000	27,845,861
Capital One Financial Corp. sr. unsec. unsub. FRN (US SOFR + 0.69%), 6.033%, 12/6/24	47,215,000	46,664,662
Capital One Financial Corp. sr. unsec. unsub. notes 3.75%, 4/24/24	48,505,000	47,870,262
General Motors Financial Co., Inc. sr. unsec. FRN (US SOFR + 0.62%), 5.964%, 10/15/24	15,770,000	15,729,192
General Motors Financial Co., Inc. sr. unsec. sub. FRN (US SOFR + 0.76%), 6.103%, 3/8/24	38,188,000	38,154,775

		562,884,127
Consumer staples (1.0%)
Haleon US Capital, LLC company guaranty sr. unsec. unsub. notes 3.024%, 3/24/24	2,170,000	2,141,691
Kenvue, Inc. company guaranty sr. unsec. notes Ser. REGS, 5.50%, 3/22/25	28,433,000	28,386,782
Keurig Dr Pepper, Inc. company guaranty sr. unsec. notes 0.75%, 3/15/24	38,557,000	37,812,095
Nestle Holdings, Inc. 144A company guaranty sr. unsec. notes 0.375%, 1/15/24	13,931,000	13,779,199
Starbucks Corp. sr. unsec. unsub. FRN (US SOFR Compounded Index + 0.42%), 5.761%, 2/14/24	22,554,000	22,554,304

		104,674,071
Energy (0.3%)
ONEOK, Inc. company guaranty sr. unsec. notes 2.75%, 9/1/24	12,244,000	11,899,687
ONEOK, Inc. company guaranty sr. unsec. sub. notes 5.55%, 11/1/26	23,903,000	23,614,300

		35,513,987
Financial (0.8%)
Macquarie Group, Ltd. 144A sr. unsec. unsub. notes 6.207%, 11/22/24 (Australia)	45,821,000	45,814,441
Mizuho Financial Group Cayman 3, Ltd. 144A company guaranty unsec. sub. notes 4.60%, 3/27/24 (Cayman Islands)	15,622,000	15,487,353
NatWest Markets PLC 144A sr. unsec. unsub. FRN (US SOFR + 0.53%), 5.871%, 8/12/24 (United Kingdom)	20,485,000	20,442,596

		81,744,390
Health care (1.5%)
Amgen, Inc. sr. unsec. unsub. notes 5.25%, 3/2/25	7,651,000	7,592,355
GE HealthCare Technologies, Inc. company guaranty sr. unsec. notes 5.55%, 11/15/24	41,417,000	41,218,400
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 4.65%, 5/19/25 (Singapore)	33,398,000	32,974,899
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 4.45%, 5/19/26 (Singapore)	45,092,000	44,022,273
Stryker Corp. sr. unsec. notes 0.60%, 12/1/23	27,807,000	27,683,148

		153,491,075
Insurance (6.5%)
AIG Global Funding 144A sr. unsub. FRN (US SOFR + 0.38%), 5.724%, 12/15/23	37,000,000	36,997,372
Athene Global Funding 144A FRN (ICE LIBOR USD 3 Month + 0.73%), 6.398%, 1/8/24	9,348,000	9,339,230
Athene Global Funding 144A FRN (US SOFR Compounded Index + 0.72%), 6.06%, 1/7/25	46,845,000	46,168,960
Athene Global Funding 144A FRN (US SOFR Compounded Index + 0.56%), 5.902%, 8/19/24	32,630,000	32,339,839
Athene Global Funding 144A notes 0.95%, 1/8/24	3,025,000	2,993,688
Athene Global Funding 144A sr. FRN (US SOFR Compounded Index + 0.70%), 6.042%, 5/24/24	23,802,000	23,719,051
Corebridge Global Funding 144A sr. unsub. FRN (US SOFR + 1.30%), 6.644%, 9/25/26	39,755,000	39,755,211
GA Global Funding Trust 144A FRN (US SOFR + 1.36%), 6.706%, 4/11/25	28,086,000	27,878,581
GA Global Funding Trust 144A FRN (US SOFR + 0.50%), 5.844%, 9/13/24	9,350,000	9,242,263
MassMutual Global Funding II 144A FRN (US SOFR + 0.87%), 6.214%, 3/21/25	47,226,000	47,402,615
MassMutual Global Funding II 144A FRN (US SOFR + 0.36%), 5.705%, 4/12/24	74,780,000	74,762,122
MassMutual Global Funding II 144A FRN (US SOFR + 0.27%), 5.614%, 10/21/24	28,116,000	28,078,887
MetLife, Inc. sr. unsec. unsub. notes 3.60%, 4/10/24	18,867,000	18,673,864
Metropolitan Life Global Funding I 144A company guaranty sr. FRN (US SOFR + 0.30%), 5.644%, 9/27/24	19,850,000	19,833,165
Metropolitan Life Global Funding I 144A FRN (US SOFR + 0.32%), 5.665%, 1/7/24	27,300,000	27,299,891
Metropolitan Life Global Funding I 144A notes 5.00%, 1/6/26	32,401,000	31,912,284
Metropolitan Life Global Funding I 144A sr. unsub. FRN (US SOFR Compounded Index + 0.91%), 6.254%, 3/21/25	19,175,000	19,274,924
Mutual of Omaha Cos. Global Funding 144A notes 5.80%, 7/27/26	14,660,000	14,607,728
Nationwide Mutual Insurance Co. 144A unsec. sub. FRN 7.961%, 12/15/24	7,737,000	7,722,105
New York Life Global Funding 144A sr. unsub. FRN (US SOFR Compounded Index + 0.33%), 5.674%, 1/14/25	9,020,000	8,994,152
Northwestern Mutual Global Funding 144A FRN (US SOFR + 0.33%), 5.674%, 3/25/24	27,995,000	27,999,195
Pacific Life Global Funding II 144A FRN (US SOFR + 0.40%), 5.745%, 1/27/25	39,259,000	39,087,383
Pacific Life Global Funding II 144A unsec. FRN (US SOFR + 0.38%), 5.725%, 4/12/24	47,055,000	47,043,048
Principal Life Global Funding II 144A FRN (US SOFR + 0.45%), 5.795%, 4/12/24	28,000,000	28,001,443
Principal Life Global Funding II 144A FRN (US SOFR + 0.38%), 5.723%, 8/23/24	19,115,000	19,102,939

		688,229,940
Investment banking/Brokerage (4.0%)
Charles Schwab Corp. (The) sr. unsec. unsub. FRN (US SOFR Compounded Index + 0.50%), 5.844%, 3/18/24	42,485,000	42,430,182
Deutsche Bank AG sr. unsec. unsub. FRN (US SOFR + 0.50%), 5.842%, 11/8/23 (Germany)	32,732,000	32,730,593
Deutsche Bank AG sr. unsec. unsub. FRN 3.961%, 11/26/25 (Germany)	30,000,000	28,929,437
Deutsche Bank AG sr. unsec. unsub. notes 3.70%, 5/30/24 (Germany)	19,834,000	19,523,798
Deutsche Bank AG sr. unsec. unsub. notes 0.898%, 5/28/24 (Germany)	23,772,000	23,094,368
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. FRN (US SOFR + 0.70%), 6.046%, 1/24/25	2,015,000	2,009,948
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. FRN (US SOFR + 0.50%), 5.843%, 9/10/24	39,107,000	39,000,491
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. FRN (US SOFR + 0.49%), 5.834%, 10/21/24	19,768,000	19,720,465
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. FRN (US SOFR + 0.49%), 5.83%, 10/21/24	31,542,000	31,494,687
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. FRN 3.272%, 9/29/25	9,670,000	9,384,211
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. FRN 1.757%, 1/24/25	20,533,000	20,280,948
Morgan Stanley sr. unsec. FRN 5.05%, 1/28/27	14,089,000	13,759,613
Morgan Stanley sr. unsec. FRN Ser. MTN, (US SOFR + 0.46%), 5.80%, 1/25/24	23,000,000	22,999,770
Morgan Stanley sr. unsec. unsub. FRN 3.62%, 4/17/25	12,875,000	12,708,701
Morgan Stanley sr. unsec. unsub. FRN 2.63%, 2/18/26	11,174,000	10,638,765
Morgan Stanley sr. unsec. unsub. FRN Ser. MTN, 2.72%, 7/22/25	46,032,000	44,788,421
Morgan Stanley sr. unsec. unsub. notes Ser. MTN, 3.125%, 7/27/26	9,596,000	8,877,726
Morgan Stanley Bank NA sr. unsec. FRN (US SOFR + 0.78%), 6.124%, 7/16/25	8,208,000	8,208,702
Morgan Stanley Bank NA sr. unsec. notes 5.479%, 7/16/25	23,870,000	23,765,368

		414,346,194
Real estate (2.4%)
Boston Properties, LP sr. unsec. notes 3.20%, 1/15/25(R)	20,014,000	19,151,717
Boston Properties, LP sr. unsec. unsub. notes 3.80%, 2/1/24(R)	38,198,000	37,924,564
Camden Property Trust sr. unsec. unsub. notes 5.85%, 11/3/26(R)	38,300,000	38,301,724
Federal Realty Investment Trust sr. unsec. unsub. notes 3.95%, 1/15/24(R)	5,283,000	5,252,527
Public Storage sr. unsec. FRN (US SOFR Compounded Index + 0.60%), 5.945%, 7/25/25(R)	17,408,000	17,426,443
Public Storage sr. unsec. FRN (US SOFR + 0.47%), 5.815%, 4/23/24	58,004,000	57,994,075
Realty Income Corp. sr. unsec. unsub. notes 5.05%, 1/13/26(R)	9,393,000	9,224,788
Realty Income Corp. sr. unsec. unsub. notes 3.875%, 7/15/24(R)	7,209,000	7,107,147
Simon Property Group LP sr. unsec. unsub. notes 3.375%, 10/1/24(R)	14,400,000	14,054,959
Simon Property Group LP sr. unsec. unsub. notes 2.00%, 9/13/24(R)	44,337,000	42,812,398

		249,250,342
Technology (0.7%)
Analog Devices, Inc. sr. unsec. FRN (US SOFR Compounded Index + 0.25%), 5.595%, 10/1/24	16,401,000	16,394,110
Hewlett Packard Enterprise Co. sr. unsec. notes 5.90%, 10/1/24	18,404,000	18,376,008
Microchip Technology, Inc. sr. unsec. notes 0.972%, 2/15/24	16,830,000	16,570,522
VMware, Inc. sr. unsec. notes 1.00%, 8/15/24	28,056,000	26,946,204

		78,286,844
Utilities and power (2.7%)
American Electric Power Co., Inc. jr. unsec. sub. notes 2.031%, 3/15/24	37,228,000	36,600,857
American Electric Power Co., Inc. sr. unsec. unsub. notes 0.75%, 11/1/23	9,500,000	9,500,000
Enbridge, Inc. company guaranty sr. unsec. notes 5.969%, 3/8/26 (Canada)	33,424,000	33,116,265
Enbridge, Inc. company guaranty sr. unsec. unsub. FRN (US SOFR Compounded Index + 0.63%), 5.972%, 2/16/24 (Canada)	23,380,000	23,395,358
Eversource Energy sr. unsec. unsub. notes 4.75%, 5/15/26	18,135,000	17,632,682
Kinder Morgan, Inc. 144A company guaranty sr. unsec. notes 5.625%, 11/15/23	7,350,000	7,347,385
Mississippi Power Co. sr. unsec. unsub. FRN (US SOFR + 0.30%), 5.645%, 6/28/24	23,876,000	23,807,258
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. FRN (US SOFR Compounded Index + 0.40%), 5.741%, 11/3/23	63,791,000	63,790,982
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. notes 5.749%, 9/1/25	21,895,000	21,792,072
TransCanada PipeLines, Ltd. sr. unsec. unsub. notes 1.00%, 10/12/24 (Canada)	23,797,000	22,656,364
WEC Energy Group, Inc. sr. unsec. unsub. notes 5.60%, 9/12/26	19,135,000	19,019,628

		278,658,851

Total corporate bonds and notes (cost $7,048,312,657)		$7,015,585,381

COMMERCIAL PAPER (22.7%)(a)
	Yield (%)	Maturity date	Principal amount	Value
AES Corp. (The)	6.001	11/1/23	$50,000,000	$49,991,637
Albermarle Corp.	6.021	11/16/23	13,400,000	13,365,781
Albermarle Corp.	5.968	11/6/23	24,000,000	23,977,092
Albermarle Corp.	5.907	11/1/23	38,350,000	38,343,914
Alimentation Couche-Tard, Inc. (Canada)	5.609	11/28/23	15,000,000	14,934,789
Alimentation Couche-Tard, Inc. (Canada)	5.606	11/22/23	42,000,000	41,857,339
Alimentation Couche-Tard, Inc. (Canada)	5.596	11/15/23	28,500,000	28,434,189
American Electric Power Co., Inc.	5.643	11/8/23	27,050,000	27,017,326
American Honda Finance Corp.	5.602	11/9/23	33,000,000	32,955,302
American Honda Finance Corp.	5.741	11/7/23	20,000,000	19,978,961
Aon Corp.	5.656	11/8/23	15,272,000	15,253,756
Arrow Electronics, Inc.	5.870	11/20/23	12,400,000	12,359,077
Arrow Electronics, Inc.	5.815	11/16/23	36,975,000	36,879,120
Arrow Electronics, Inc.	5.819	11/14/23	20,000,000	19,954,864
Arrow Electronics, Inc.	5.876	11/1/23	30,000,000	29,995,235
Autonation, Inc.	5.851	11/1/23	106,000,000	105,983,221
Aviation Capital Group, LLC	5.801	11/1/23	110,905,000	110,887,897
Banco Santander SA (Spain)	5.777	12/4/23	36,750,000	36,561,950
Banco Santander SA (Spain)	5.399	11/10/23	24,150,000	24,113,840
Bell Canada (Canada)	5.585	11/17/23	32,206,000	32,122,395
Bell Canada (Canada)	5.585	11/14/23	26,825,000	26,767,705
BPCE SA (France)	6.014	9/16/24	30,000,000	28,439,700
CNH Industrial Capital, LLC	5.600	11/27/23	15,000,000	14,934,236
CNH Industrial Capital, LLC	5.656	11/3/23	7,500,000	7,496,428
CNH Industrial Capital, LLC	5.659	11/2/23	19,000,000	18,993,976
Conagra Brands, Inc.	5.763	11/10/23	25,000,000	24,960,387
Constellation Brands, Inc.	5.676	11/6/23	19,000,000	18,981,819
Crown Castle, Inc.	6.017	11/14/23	10,500,000	10,476,396
Crown Castle, Inc.	5.908	11/8/23	13,000,000	12,983,376
Crown Castle, Inc.	6.006	11/7/23	40,915,000	40,869,255
Crown Castle, Inc.	6.024	11/2/23	40,500,000	40,487,159
Duke Energy Corp.	5.897	2/22/24	47,645,000	46,778,882
Enbridge US, Inc.	5.580	11/16/23	15,000,000	14,962,458
Fidelity National Information Services, Inc.	5.603	11/21/23	24,250,000	24,172,156
Fidelity National Information Services, Inc.	5.583	11/16/23	28,475,000	28,405,683
Fidelity National Information Services, Inc.	5.573	11/13/23	30,750,000	30,689,355
Fidelity National Information Services, Inc.	5.574	11/10/23	21,475,000	21,442,515
FMC Corp.	5.948	11/1/23	90,200,000	90,184,859
General Motors Financial Co., Inc.	5.837	11/15/23	19,000,000	18,955,508
General Motors Financial Co., Inc.	5.782	11/7/23	19,000,000	18,979,754
General Motors Financial Co., Inc.	5.730	11/3/23	9,650,000	9,645,598
Glencore Funding, LLC	5.869	11/9/23	24,000,000	23,966,745
Glencore Funding, LLC	5.681	11/6/23	13,800,000	13,787,265
Glencore Funding, LLC	5.745	11/2/23	10,000,000	9,996,930
HSBC USA, Inc.	6.469	9/9/24	7,820,000	7,408,366
Humana, Inc.	5.626	11/29/23	24,500,000	24,388,329
Humana, Inc.	5.628	11/28/23	29,250,000	29,121,316
Humana, Inc.	5.629	11/20/23	20,000,000	19,937,307
Humana, Inc.	5.625	11/14/23	30,000,000	29,934,290
Intercontinental Exchange, Inc.	5.598	12/1/23	22,475,000	22,364,715
Intercontinental Exchange, Inc.	5.595	11/29/23	31,025,000	30,882,564
Microchip Technology, Inc.	5.608	11/28/23	3,750,000	3,733,616
Microchip Technology, Inc.	5.640	11/7/23	10,000,000	9,989,150
Microchip Technology, Inc.	5.578	11/3/23	4,663,000	4,660,830
NatWest Markets PLC (United Kingdom)	5.641	2/9/24	18,500,000	18,208,722
Nutrien Financial US, LLC	5.705	11/22/23	25,000,000	24,913,457
Nutrien Financial US, LLC	5.658	11/15/23	18,000,000	17,957,813
Nutrien Financial US, LLC	5.671	11/8/23	13,000,000	12,983,990
Nutrien, Ltd. (Canada)	5.761	12/15/23	15,000,000	14,894,625
Nutrien, Ltd. (Canada)	5.717	11/30/23	23,750,000	23,639,365
Nutrien, Ltd. (Canada)	5.699	11/21/23	9,425,000	9,394,525
O'Reilly Automotive, Inc.	5.656	12/5/23	9,600,000	9,548,107
O'Reilly Automotive, Inc.	5.593	11/14/23	19,500,000	19,458,544
O'Reilly Automotive, Inc.	5.600	11/13/23	42,719,000	42,634,749
O'Reilly Automotive, Inc.	5.586	11/6/23	19,475,000	19,457,380
O'Reilly Automotive, Inc.	5.639	11/1/23	16,000,000	15,997,590
Oracle Corp.	5.593	12/8/23	26,375,000	26,220,264
Oracle Corp.	5.619	12/4/23	27,475,000	27,331,400
Ovintiv, Inc.	6.175	11/20/23	73,150,000	72,901,608
Ovintiv, Inc.	6.258	11/17/23	1,500,000	1,495,681
Ovintiv, Inc.	6.111	11/7/23	29,560,000	29,525,226
Plains All American Pipeline, LP	5.706	11/3/23	34,000,000	33,984,631
Plains All American Pipeline, LP	5.677	11/1/23	70,914,000	70,903,320
PPG Industries, Inc.	5.610	11/27/23	8,100,000	8,066,379
PPG Industries, Inc.	5.606	11/22/23	14,500,000	14,451,191
PPG Industries, Inc.	5.603	11/6/23	43,503,000	43,463,640
Societe Generale SA (France)	5.806	11/13/23	40,000,000	39,922,200
Suncor Energy, Inc. (Canada)	5.687	11/30/23	18,000,000	17,916,600
Suncor Energy, Inc. (Canada)	5.688	11/22/23	20,000,000	19,932,599
Suncor Energy, Inc. (Canada)	5.692	11/6/23	8,500,000	8,492,310
Targa Resources Corp.	6.187	11/27/23	10,000,000	9,960,658
Targa Resources Corp.	6.180	11/17/23	8,000,000	7,980,364
Targa Resources Corp.	6.181	11/15/23	14,250,000	14,219,196
Targa Resources Corp.	6.184	11/6/23	5,000,000	4,995,716
Targa Resources Corp.	6.028	11/1/23	65,785,000	65,775,683
UDR, Inc.	5.587	11/16/23	43,000,000	42,895,258
UDR, Inc.	5.604	11/9/23	37,500,000	37,448,988
UDR, Inc.	5.576	11/2/23	24,000,000	23,992,770
Verizon Communications, Inc.	5.606	12/11/23	20,830,000	20,697,578
Verizon Communications, Inc.	5.604	12/5/23	10,000,000	9,945,847
WPP CP, LLC	5.619	11/1/23	8,000,000	7,998,795

Total commercial paper (cost $2,384,738,309)				$2,384,353,082

ASSET-BACKED SECURITIES (4.1%)(a)
	Principal amount	Value
AmeriCredit Automobile Receivables Trust Ser. 22-1, Class A3, 2.45%, 11/18/26	$4,086,472	$3,992,115
Capital One Multi-Asset Execution Trust FRB Ser. 17-A5, Class A5, (CME Term SOFR 1 Month + 0.69%), 6.029%, 7/15/27	57,731,000	57,748,019
CarMax Auto Owner Trust
Ser. 22-4, Class A2A, 5.34%, 12/15/25	5,676,717	5,661,243
Ser. 22-2, Class A3, 3.49%, 2/16/27	14,000,000	13,666,548
Ser. 20-3, Class A3, 0.62%, 3/17/25	217,914	217,445
Carvana Auto Receivables Trust
Ser. 22-P2, Class A3, 3.75%, 4/12/27	13,000,000	12,736,100
Ser. 21-P4, Class A3, 1.31%, 1/11/27	29,477,068	28,312,715
Chase Auto Owner Trust 144A Ser. 23-AA, Class A2, 5.90%, 3/25/27	36,000,000	35,897,868
Citizens Auto Receivables Trust 144A
FRB Ser. 23-1, Class A2B, (US 30 Day Average SOFR + 0.95%), 6.27%, 7/15/26	17,800,000	17,786,757
Ser. 23-2, Class A2A, 6.09%, 10/15/26	9,414,000	9,388,083
First Investors Auto Owner Trust 144A Ser. 22-1A, Class A, 2.03%, 1/15/27	4,294,995	4,196,988
Ford Credit Auto Owner Trust
Ser. 22-C, Class A2A, 4.52%, 4/15/25	3,923,181	3,908,739
Ser. 21-A, Class A3, 0.30%, 8/15/25	6,972,731	6,836,806
Ford Credit Auto Owner Trust 144A Ser. 18-1, Class A, 3.19%, 7/15/31	7,435,000	7,181,038
Foursight Capital Automobile Receivables Trust 144A Ser. 22-2, Class A2, 4.49%, 3/16/26	6,591,328	6,566,169
GM Financial Consumer Automobile Receivables Trust
Ser. 22-3, Class A3, 3.64%, 4/16/27	30,000,000	29,210,400
Ser. 22-2, Class A3, 3.10%, 2/16/27	15,000,000	14,604,659
Ser. 20-4, Class A3, 0.38%, 8/18/25	574,261	566,221
Harley-Davidson Motorcycle Trust Ser. 23-B, Class A2, 5.92%, 12/15/26	11,240,000	11,209,349
Honda Auto Receivables Owner Trust
Ser. 22-2, Class A2, 3.81%, 3/18/25	3,232,721	3,218,068
Ser. 20-3, Class A3, 0.37%, 10/18/24	1,057,952	1,050,719
Mello Warehouse Securitization Trust 144A FRB Ser. 21-3, Class A, (CME Term SOFR 1 Month + 0.96%), 6.289%, 10/22/24	7,000,000	6,949,033
NewRez Warehouse Securitization Trust 144A FRB Ser. 21-1, Class A, (CME Term SOFR 1 Month + 0.86%), 6.189%, 5/7/24	31,184,400	31,082,302
Nissan Auto Receivables Owner Trust Ser. 23-B, Class A2A, 5.95%, 5/15/26	22,750,000	22,700,451
Station Place Securitization Trust 144A FRB Ser. 23-2, Class A1, (CME Term SOFR 1 Month + 0.95%), 6.282%, 6/29/24	58,400,000	58,389,546
Tesla Auto Lease Trust 144A Ser. 23-A, Class A2, 5.86%, 8/20/25	14,658,000	14,621,853
Towd Point Asset Trust 144A FRB Ser. 18-SL1, Class A, (CME Term SOFR 1 Month + 0.71%), 6.039%, 1/25/46	191,951	191,262
Toyota Auto Loan Extended Note Trust 144A Ser. 19-1A, Class A, 2.56%, 11/25/31	27,477,000	26,944,825

Total asset-backed securities (cost $436,693,274)		$434,835,321

CERTIFICATES OF DEPOSIT (3.8%)(a)
	Yield (%)	Maturity date	Principal amount	Value
Barclays Bank PLC/NY FRN (United Kingdom)	6.190	11/28/23	$45,000,000	$45,024,142
Barclays Bank PLC/NY FRN (United Kingdom)	5.990	6/21/24	24,700,000	24,722,813
BNP Paribas SA/New York, NY (France)	6.000	10/17/24	29,000,000	29,016,151
Citibank, NA	6.000	9/20/24	24,175,000	24,180,717
Citibank, NA	5.780	3/8/24	29,000,000	28,995,872
Credit Agricole Corporate and Investment Bank/New York (France)	5.670	12/1/23	48,150,000	48,157,808
Credit Suisse AG/New York, NY FRN	5.858	1/19/24	23,750,000	23,766,441
Intesa Sanpaolo SPA/New York, NY	6.450	10/21/24	22,250,000	22,252,955
Intesa Sanpaolo SPA/New York, NY FRN	6.280	8/16/24	24,175,000	24,265,149
Sumitomo Mitsui Banking Corp./New York FRN (Japan)	6.230	11/21/23	34,700,000	34,715,346
Toronto-Dominion Bank/NY (Canada)	6.000	10/1/24	19,165,000	19,173,427
Toronto-Dominion Bank/NY FRN (Canada)	5.950	5/31/24	30,000,000	30,051,330
Wells Fargo Bank, NA FRN	5.940	4/5/24	39,170,000	39,219,647

Total certificates of deposit (cost $393,235,000)				$393,541,798

MORTGAGE-BACKED SECURITIES (2.3%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (—%)
Federal Home Loan Mortgage Corporation
REMICs Ser. 3724, Class CM, 5.50%, 6/15/37	$53,732	$52,543
REMICs Ser. 3316, Class CD, 5.50%, 5/15/37	18,601	18,174
REMICs Ser. 3539, Class PM, 4.50%, 5/15/37	5,130	4,931
REMICs Ser. 3611, PO, zero %, 7/15/34	17,019	14,085
Federal National Mortgage Association
REMICs FRB Ser. 10-90, Class GF, (US 30 Day Average SOFR + 0.61%), 5.935%, 8/25/40	182,805	175,579
REMICs FRB Ser. 06-74, Class FL, (US 30 Day Average SOFR + 0.46%), 5.785%, 8/25/36	117,310	114,544
REMICs FRB Ser. 05-63, Class FC, (US 30 Day Average SOFR + 0.36%), 5.685%, 10/25/31	214,007	208,784
REMICs Ser. 11-60, Class PA, 4.00%, 10/25/39	3,783	3,346
REMICs Ser. 10-81, Class AP, 2.50%, 7/25/40	11,216	10,357
Government National Mortgage Association Ser. 09-32, Class AB, 4.00%, 5/16/39	4,219	4,018

		606,361
Residential mortgage-backed securities (non-agency) (2.3%)
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
FRB Ser. 04-R5, Class M1, (CME Term SOFR 1 Month + 0.98%), 6.309%, 7/25/34	238,107	232,426
FRB Ser. 05-R11, Class M2, (CME Term SOFR 1 Month + 0.82%), 6.144%, 1/25/36	556,479	553,666
FRB Ser. 05-R9, Class M1, (CME Term SOFR 1 Month + 0.82%), 6.144%, 11/25/35	4,654,127	4,441,638
Angel Oak Mortgage Trust 144A Ser. 19-5, Class A1, 2.593%, 10/25/49(WAC)	607,794	577,122
Angel Oak Mortgage Trust LLC 144A Ser. 20-3, Class A1, 1.691%, 4/25/65(WAC)	8,921,973	8,061,686
Arroyo Mortgage Trust 144A
Ser. 19-2, Class A1, 3.347%, 4/25/49(WAC)	3,286,337	2,941,194
Ser. 19-3, Class A1, 2.962%, 10/25/48(WAC)	4,460,515	4,014,718
BRAVO Residential Funding Trust 144A
FRB Ser. 21-HE1, Class A1, (US 30 Day Average SOFR + 0.75%), 6.071%, 1/25/70	6,930,158	6,549,935
Ser. 19-1, Class A1C, 3.50%, 3/25/58	911,022	886,487
Ser. 20-NQM1, Class A1, 1.449%, 5/25/60(WAC)	2,834,426	2,598,205
Ser. 21-NQM2, Class A1, 0.97%, 3/25/60(WAC)	4,279,832	3,912,493
Ser. 21-NQM1, Class A1, 0.941%, 2/25/49(WAC)	3,277,808	2,806,377
Carrington Mortgage Loan Trust FRB Ser. 07-HE1, Class A3, (CME Term SOFR 1 Month + 0.30%), 5.629%, 6/25/37	3,154,658	2,991,774
Cascade Funding Mortgage Trust, LLC 144A Ser. 21-HB5, Class A, 0.801%, 2/25/31(WAC)	4,809,755	4,785,990
COLT Funding, LLC 144A Ser. 21-3R, Class A1, 1.051%, 12/25/64(WAC)	2,466,903	2,232,548
COLT Mortgage Loan Trust 144A Ser. 21-HX1, Class A1, 1.11%, 10/25/66(WAC)	17,217,700	13,711,601
Credit Suisse Mortgage Capital Certificates 144A
Ser. 20-SPT1, Class A2, 2.229%, 4/25/65	6,500,000	6,186,226
FRB Ser. 20-SPT1, Class A1, 1.616%, 4/25/65	239,272	237,366
Credit Suisse Mortgage Trust 144A Ser. 20-AFC1, Class A1, 2.24%, 2/25/50(WAC)	7,710,149	7,063,570
CSMC Trust 144A Ser. 19-NQM1, Class A1, 2.656%, 10/25/59	2,822,218	2,694,874
Ellington Financial Mortgage Trust 144A
Ser. 19-2, Class A1, 2.739%, 11/25/59(WAC)	2,514,136	2,300,501
Ser. 20-2, Class A1, 1.178%, 10/25/65(WAC)	1,227,271	1,084,046
Encore Credit receivables Trust FRB Ser. 05-4, Class M3, (CME Term SOFR 1 Month + 0.82%), 6.144%, 1/25/36	1,563,437	1,534,493
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt FRN Ser. 17-DNA3, Class M2AR, (US 30 Day Average SOFR + 0.86%), 6.185%, 3/25/30	3,262,457	3,255,320
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 14-C03, Class 2M2, (US 30 Day Average SOFR + 3.01%), 8.335%, 7/25/24	1,144,331	1,153,617
Connecticut Avenue Securities FRB Ser. 14-C02, Class 2M2, (US 30 Day Average SOFR + 2.71%), 8.035%, 5/25/24	418,180	420,626
Finance of America HECM Buyout 144A Ser. 22-HB2, Class A1A, 4.00%, 8/1/32(WAC)	13,413,177	12,840,866
First Franklin Mortgage Loan Trust
FRB Ser. 06-FF3, Class A2C, (CME Term SOFR 1 Month + 0.69%), 6.019%, 2/25/36	1,652,324	1,616,350
FRB Ser. 06-FF7, Class 1A, (CME Term SOFR 1 Month + 0.39%), 5.719%, 5/25/36	2,676,202	2,605,754
Galton Funding Mortgage Trust 144A Ser. 19-2, Class A22, 3.50%, 6/25/59(WAC)	2,547,109	2,138,208
GCAT Trust 144A Ser. 19-NQM3, Class A1, 2.686%, 11/25/59(WAC)	2,101,853	1,898,987
GS Mortgage-Backed Securities Trust 144A Ser. 20-NQM1, Class A1, 1.382%, 9/27/60(WAC)	1,330,441	1,184,485
GSAA Home Equity Trust FRB Ser. 06-2, Class 2A4, (CME Term SOFR 1 Month + 0.73%), 6.059%, 12/25/35	2,857,455	2,685,379
GSAMP Trust FRB Ser. 06-HE7, Class A2D, (CME Term SOFR 1 Month + 0.57%), 5.899%, 10/25/46	105,023	101,553
Home Equity Asset Trust
FRB Ser. 06-1, Class M2, (CME Term SOFR 1 Month + 0.80%), 6.129%, 4/25/36	834,235	827,998
FRB Ser. 06-4, Class 1A1, (CME Term SOFR 1 Month + 0.43%), 5.759%, 8/25/36	666,884	660,237
Imperial Fund Mortgage Trust 144A Ser. 22-NQM2, Class A1, 3.638%, 3/25/67	7,719,142	6,882,997
Invitation Homes Trust 144A FRB Ser. 18-SFR4, Class A, (CME Term SOFR 1 Month + 1.21%), 6.549%, 1/17/38	23,730,041	23,730,015
JPMorgan Mortgage Acquisition Trust FRB Ser. 07-CH2, Class MV1, (CME Term SOFR 1 Month + 0.39%), 5.719%, 1/25/37	1,123,343	1,118,570
JPMorgan Resecuritization Trust 144A Ser. 14-1, Class 7A1, 3.00%, 6/26/35	463,892	452,777
Long Beach Mortgage Loan Trust
FRB Ser. 05-2, Class M5, (CME Term SOFR 1 Month + 1.09%), 6.414%, 4/25/35	937,196	912,527
FRB Ser. 04-1, Class M1, (CME Term SOFR 1 Month + 0.86%), 6.189%, 2/25/34	237,306	226,160
MASTR Asset-Backed Securities Trust FRB Ser. 06-FRE1, Class A4, (CME Term SOFR 1 Month + 0.69%), 6.019%, 12/25/35	96,158	95,647
MFA Trust 144A Ser. 21-NQM1, Class A1, 1.153%, 4/25/65(WAC)	5,195,364	4,501,032
MFRA Trust 144A Ser. 20-NQM1, Class A1, 1.479%, 3/25/65(WAC)	1,246,952	1,134,703
Morgan Stanley ABS Capital I, Inc. Trust FRB Ser. 06-NC1, Class M1, (CME Term SOFR 1 Month + 0.68%), 6.009%, 12/25/35	2,250,449	2,206,270
Nationstar Home Equity Loan Trust FRB Ser. 07-B, Class 2AV4, (CME Term SOFR 1 Month + 0.43%), 5.759%, 4/25/37	3,762,349	3,623,243
New Century Home Equity Loan Trust FRB Ser. 05-C, Class A2D, (CME Term SOFR 1 Month + 0.79%), 6.119%, 12/25/35	159,940	159,169
New Residential Mortgage Loan Trust 144A
FRB Ser. 18-4A, Class 4A, (CME Term SOFR 1 Month + 0.86%), 6.189%, 1/25/48	3,263,750	3,198,715
Ser. 19-NQM4, Class A1, 2.492%, 9/25/59(WAC)	1,771,245	1,614,237
Ser. 20-NQM1, Class A1, 2.464%, 1/26/60(WAC)	1,157,480	1,019,430
OBX Trust 144A
Ser. 20-EXP2, Class A8, 3.00%, 5/25/60(WAC)	1,079,875	837,457
Ser. 20-EXP2, Class A3, 2.50%, 5/25/60(WAC)	11,357,705	8,677,734
Onslow Bay Financial, LLC Trust 144A FRB Ser. 20-EXP3, Class 2A1, (CME Term SOFR 1 Month + 1.01%), 6.339%, 1/25/60	409,664	393,512
Radnor Re, Ltd. 144A FRB Ser. 19-1, Class M1B, (ICE LIBOR USD 1 Month + 1.95%), 7.389%, 2/25/29 (Bermuda)	3,851,475	3,877,782
Residential Asset Mortgage Products Trust
FRB Ser. 05-EFC4, Class M4, (CME Term SOFR 1 Month + 0.70%), 6.324%, 9/25/35	796,836	790,189
FRB Ser. 06-EFC2, Class A4, (CME Term SOFR 1 Month + 0.55%), 5.879%, 12/25/36	531,624	515,716
Residential Asset Securities Corp., Trust
FRB Ser. 05-KS1, Class M2, (CME Term SOFR 1 Month + 0.86%), 6.564%, 2/25/35	1,107,016	1,067,201
FRB Ser. 06-KS3, Class M1, (CME Term SOFR 1 Month + 0.44%), 5.934%, 4/25/36	1,177,727	1,141,895
Residential Mortgage Loan Trust 144A
Ser. 19-2, Class A1, 2.913%, 5/25/59(WAC)	87,823	86,569
Ser. 19-3, Class A1, 2.633%, 9/25/59(WAC)	919,665	889,656
Securitized Asset Backed Receivables, LLC Trust FRB Ser. 06-CB1, Class AV1, (CME Term SOFR 1 Month + 0.48%), 3.261%, 1/25/36	2,485,421	2,409,630
SG Residential Mortgage Trust 144A
Ser. 22-1, Class A1, 3.166%, 3/27/62(WAC)	2,674,897	2,277,382
Ser. 19-3, Class A1, 2.703%, 9/25/59(WAC)	66,056	64,127
Soundview Home Loan Trust
FRB Ser. 05-OPT3, Class M1, (CME Term SOFR 1 Month + 0.82%), 6.144%, 11/25/35	2,237,311	2,170,147
FRB Ser. 06-OPT1, Class 2A4, (CME Term SOFR 1 Month + 0.65%), 5.979%, 3/25/36	969,362	950,743
Starwood Mortgage Residential Trust 144A
Ser. 22-2, Class A1, 3.122%, 2/25/67(WAC)	7,643,881	6,720,263
Ser. 21-4, Class A1, 1.162%, 8/25/56(WAC)	8,534,420	6,739,293
Starwood Residential Mortgage Trust 144A Ser. 21-1, Class A1, 1.219%, 5/25/65(WAC)	4,755,376	4,075,394
Structured Asset Investment Loan Trust FRB Ser. 05-HE3, Class M1, (CME Term SOFR 1 Month + 0.83%), 6.159%, 9/25/35	1,600,679	1,561,051
Structured Asset Securities Corp. FRB Ser. 05-WF1, Class M1, (CME Term SOFR 1 Month + 0.77%), 6.099%, 2/25/35	575,810	577,067
Structured Asset Securities Corp. Mortgage Loan Trust
FRB Ser. 05-NC2, Class M5, (CME Term SOFR 1 Month + 1.04%), 6.369%, 5/25/35	1,379,994	1,384,544
FRB Ser. 06-WF1, Class M4, (CME Term SOFR 1 Month + 0.76%), 6.084%, 2/25/36	501,254	498,964
Towd Point HE Trust 144A Ser. 21-HE1, Class A1, 0.918%, 2/25/63(WAC)	4,453,823	4,147,311
Towd Point Mortgage Trust 144A
FRB Ser. 19-HY2, Class A1, (CME Term SOFR 1 Month + 1.11%), 6.439%, 5/25/58	482,753	485,664
FRB Ser. 19-HY1, Class A1, (CME Term SOFR 1 Month + 1.11%), 6.439%, 10/25/48	3,854,000	3,886,728
Ser. 22-SJ1, Class A1B, 3.612%, 3/25/62(WAC)	5,218,675	4,965,355
Ser. 18-1, Class A1, 3.00%, 1/25/58(WAC)	2,909,922	2,792,530
Ser. 17-3, Class A1, 2.75%, 7/25/57(WAC)	1,518,682	1,482,894
Verus Securitization Trust 144A
Ser. 19-INV2, Class A1, 3.913%, 7/25/59(WAC)	3,374,497	3,250,184
Ser. 19-4, Class A1, 3.642%, 11/25/59	3,349,122	3,190,083
Ser. 19-INV3, Class A1, 2.692%, 11/25/59(WAC)	1,575,288	1,511,738
Ser. 20-1, Class A1, 2.417%, 1/25/60	744,798	696,215
Ser. 20-5, Class A1, 1.218%, 5/25/65	4,574,490	4,135,024

		242,913,850

Total mortgage-backed securities (cost $265,043,451)		$243,520,211

REPURCHASE AGREEMENTS (0.9%)(a)
	Principal amount	Value
Interest in $65,000,000 tri-party term repurchase agreement dated 10/31/2023 with BNP Paribas Securities Corp., 5.490% (collateralized by Corporate Debt Securities with coupon rates ranging from 0.080% to 8.806% and due dates ranging from 3/4/2024 to perpetual maturity, valued at $68,260,491) (France)(IR)(EG)	$65,000,000	$65,000,000
Interest in $25,000,000 tri-party term repurchase agreement dated 10/31/2023 with RBC Capital Markets, LLC, 5.540% (collateralized by Corporate Debt Securities and U.S. Treasuries (including strips) with coupon rates ranging from 1.250% to 6.671% and due dates ranging from 10/30/2024 to 1/15/2087, valued at $26,247,618) (Canada)(IR)(EG)	25,000,000	25,000,000

Total repurchase agreements (cost $90,000,000)		$90,000,000

U.S. GOVERNMENT AGENCY OBLIGATIONS (0.2%)(a)
	Yield (%)	Maturity date	Principal amount	Value
Federal Home Loan Banks unsec. bonds	4.671	6/14/24	$21,915,000	$21,835,994

Total U.S. government agency obligations (cost $21,946,024)				$21,835,994

SHORT-TERM INVESTMENTS (—%)(a)
	Shares	Value
Putnam Short Term Investment Fund Class P 5.59%(AFF)	9,933	$9,933

Total Short-term investments (cost $9,933)		$9,933
TOTAL INVESTMENTS

Total investments (cost $10,639,978,648)		$10,583,681,720

	Key to holding's abbreviations
BKNT	Bank Note
CME	Chicago Mercantile Exchange
DAC	Designated Activity Company
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
MTN	Medium Term Notes
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REMICs	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2023 through October 31, 2023 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $10,483,269,953.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 7/31/23	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 10/31/23
	Short-term investments
	Putnam Short Term Investment Fund*	$—	$772,389,571	$772,379,638	$311,415	$9,933

	Total Short-term investments	$—	$772,389,571	$772,379,638	$311,415	$9,933
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
(IR)	Repurchase agreements with a maturity of more than seven days are considered to be illiquid investments.
(EG)	Maturity date of the repurchase agreement is thirty-five days from the purchase date unless both parties agree to roll the transaction. Maturity value of the repurchase agreement will equal the principal amount of the repurchase agreement plus interest.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY
	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	64.7%
	Canada	10.3
	France	5.5
	United Kingdom	4.0
	Japan	3.1
	Australia	2.8
	Netherlands	2.1
	Spain	1.2
	Germany	1.1
	Ireland	1.1
	Norway	0.9
	Switzerland	0.9
	Singapore	0.7
	Denmark	0.6
	Italy	0.6
	Other	0.4

	Total	100.0%
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements, which totaled $94,508,109 at the end of the reporting period, is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
	Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$434,835,321	$—
Certificates of deposit	—	393,541,798	—
Commercial paper	—	2,384,353,082	—
Corporate bonds and notes	—	7,015,585,381	—
Mortgage-backed securities	—	243,520,211	—
Repurchase agreements	—	90,000,000	—
Short-term investments	—	9,933	—
U.S. government agency obligations	—	21,835,994	—

Totals by level	$—	$10,583,681,720	$—
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com